STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		120 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
NET SALES			$ 3,200
COST AND EXPENSE
Research and development	2,068,050	2,489,747	15,222,238
General and administrative	1,632,387	1,936,417	16,553,954
TOTAL COST AND EXPENSE	3,700,437	4,426,164	31,776,192
LOSS FROM OPERATIONS	(3,700,437)	(4,426,164)	(31,772,992)
OTHER INCOME (EXPENSE)
Interest income	267	548	31,313
Dividend income			1,551
Realized gain on investment			3,911
Realized gain on disposal of assets			637
Litigation settlement			(47,500)
Commitment fee and Interest expense	(212,156)	(130,922)	(545,285)
NET LOSS	$ (3,912,326)	$ (4,556,538)	$ (32,328,365)
Basic and Diluted Loss per Share	$ (0.08)	$ (0.09)
Basic and Diluted Weighted Average Number of Shares	51,672,177	48,778,783